INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Income Taxes by Tax Jurisdictions
	Years ended December 31,
	2012	2013	2014
	$	$	$
Loss from operations before income tax:

PRC	(107,662,760)	(42,999,102)	(49,984,053)
Other jurisdictions	(9,635,640)	(7,482,743)	(5,896,782)

Total loss before income tax	(117,298,400)	(50,481,845)	(55,880,835)

Schedule of Income Tax Expense (Benefit)
	Years ended December 31,
	2012	2013	2014
	$	$	$

Current income tax expense:

PRC	-	(1,981,113)	-
Other jurisdictions	(339,223)	(1,881,831)	(554,966)

	(339,223)	(3,862,944)	(554,966)

Deferred income tax benefit (expense)

PRC	(17,231,276)	1,481,687	1,326,512
Other jurisdictions	1,275,278	1,253,630	(1,385,831)

	(15,955,998)	2,735,317	(59,319)

Total income tax benefit (expense)	(16,295,221)	(1,127,627)	(614,285)

Schedule of Effective Income Tax Rate Reconciliation
	Years ended December 31,
	2012	2013	2014

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions	(0.5%)	(3.3%)	1.5%
Other non-deductible expense for tax purposes	(0.2%)	(5.3%)	0.1%
Effect of tax holiday	(5.2%)	(5.5%)	(7.6)%
Effect of future tax rate change	7.8%	8.3%	-
50% additional deduction of R&D expense	0.7%	1.2%	0.2%
Change in valuation allowance	(41.1%)	(23.5%)	(21.5%)
Others	(0.4%)	0.9%	1.2%

	(13.9%)	(2.2%)	(1.1)%

	Years ended December 31,
	2012	2013	2014

Gross tax exemption	$6,041,242	$2,756,938	$4,244,345

Tax holiday per share-basic	$0.03	$0.01	$0.02

Tax holiday per share-diluted	$0.03	$0.01	$0.02

Schedule of Deferred Tax Assets
	At December 31,
	2013	2014
	$	$
Deferred tax assets:
Depreciation of property, plant and equipment	2,188,731	1,618,387
Warranty costs	5,058,369	4,144,552
Inventory write-down	517,001	408,683
Allowance for doubtful account	14,608,597	12,882,718
Net operating loss carry forwards	51,570,404	51,404,673
Fixed assets impairment	175,045	17,397
Others	49,603	116,905

Gross total deferred tax assets	74,167,750	70,593,315
Valuation allowances	(64,754,872)	(61,025,933)

Net deferred tax assets	9,412,878	9,567,382

Analysis as:
Current	1,922,242	2,075,802
Non-current	7,490,636	7,491,580

Total deferred tax assets	9,412,878	9,567,382

Schedule of Deferred Tax Liabilities
	At December 31,
	2013	2014
	$	$
Deferred tax liabilities:
Intangible assets	(451,042)	(262,926)

Total deferred tax liabilities	(451,042)	(262,926)

Analysis as:
Current	(6,133)	-
Non-current	(444,909)	(262,926)

Total deferred tax liabilities	(451,042)	(262,926)